UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Small Cap Value Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the 2013 calendar year, the Great-West Loomis Sayles Small Cap Value Fund (Initial Class shares) returned 34.87% and delivered its largest return since 2003, surpassing the 34.52% return of the Russell 2000® Value Index, but lagging the 38.82% return of the Russell 2000® Index. Ending one of the best years on record, stocks closed 2013 with strong, broadly distributed gains that cut across investment styles, market cap ranges and a majority of economic sectors. Market returns were driven by higher valuations and the continued flow of funds out of fixed income investments and into equities. Investor sentiment and optimism toward stocks were supported by the assumption the U.S. economy was transitioning from an extended recovery stage following the financial crisis, to an expansionary stage. Monetary conditions remained accommodative, and investors were satisfied with the pace the Federal Reserve is maintaining with plans to taper its bond purchasing program. During the final quarter of 2013, market leadership within the small cap universe reflected an improving perspective on the economy, with the economically sensitive industrials and materials sectors leading, and the defensive consumer staples and utilities sectors lagging. For the calendar year, small cap stocks outperformed large cap stocks and growth stocks dramatically outperformed value stocks in the Russell 2000® Index. The Fund’s relative performance was driven by the market’s focus on lower market capitalization companies and companies with faster growth. The Fund was positioned at the higher end of the small-cap universe throughout the year, while maintaining its value based orientation.

Stock selection was marginally positive for the strategy with the energy, industrials and materials sectors showing the strongest gains. Top performers in the energy sector included Lufkin Industries and Parker Drilling Company. Lufkin, a manufacturer of oil field pumping units and power transmission products, agreed to be acquired by General Electric at a significant premium during the year. Parker Drilling, a provider of drilling barges and drilling-related services (and new portfolio addition during 2013), was rewarded for an improved outlook following a change in management. Performance relative to the benchmark index was hurt by weak stock selection and being underweight the healthcare sector. Not owning stocks within the biotechnology industry, which historically the Fund has not had exposure to due to the binary nature of the investment thesis, hurt performance. Cash reserves held in the Fund for transactional purposes in a rising stock market, also hampered returns. Other top contributors included Methode Electronics Inc., a manufacturer of electronic component devices including switches and sensors for automotive and other industrial applications, and Euronet Worldwide Inc., a global provider of electronic payment and transaction processing.

Changes to the Fund during the fourth quarter were minor with profits harvested in certain winners and a few new holdings added. Our position in UGI Corp., a propane distributor, was sold after a long period of outperformance and for market cap considerations. United Online, a provider of consumer related products and services over the Internet, was sold after a sharp move in the stock following their spin off of FTD Companies. New holdings included Insperity Inc., Knoll Inc. and Masonite International Corporation in the industrials sector, Federal Agriculture Mortgage Corporation and Retail Opportunity Investments Corporation in financials, and Verint Systems in information technology.

Investors are concluding one of the best years of equity market performance in recent history, with the United States, European and Japanese equity markets showing strong double-digit gains. Looking ahead to 2014, the fundamental drivers of this favorable equity market performance–accommodative central banks and moderate but consistent U.S. growth–remain intact. We estimate that U.S. earnings growth should continue to follow the mid to high single-

digit path of recent years. As always, we remain committed to our investment process and discipline when making investment decisions.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Russell 2000 Index	Russell 2000 Value Index
	10,000.00	10,000.00	10,000.00
2004	12,216.00	11,833.00	12,225.00
2005	12,958.73	12,371.40	12,800.80
2006	15,293.90	14,644.03	15,806.42
2007	15,784.83	14,414.12	14,260.56
2008	10,632.66	9,543.59	10,136.40
2009	13,594.92	12,136.58	12,222.48
2010	16,856.79	15,395.25	15,216.98
2011	16,514.60	14,751.73	14,380.05
2012	19,143.72	17,163.64	16,975.65
2013	25,818.96	23,826.96	22,835.84

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	34.87%	19.41%	9.95%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	3.86%
Communications	4.42%
Consumer, Cyclical	12.28%
Consumer, Non-cyclical	14.61%
Energy	4.30%
Financial	27.26%
Exchange Traded Funds	0.75%
Industrial	21.24%
Technology	5.29%
Utilities	3.35%
Short Term Investments	2.64%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$1,180.80	$6.00*

Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$5.55*

*Expenses are equal to the Fund’s annualized expense ratio of 1.08% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.87%
50,236	Cabot Corp	$2,582,130
57,281	Globe Specialty Metals Inc	1,031,631
106,224	Horsehead Holding Corp (a)	1,721,891
14,498	Minerals Technologies Inc	870,895
24,423	Olin Corp (b)	704,604
8,810	Reliance Steel & Aluminum Co	668,150
70,404	Tronox Ltd Class A	1,624,220
12,189	WR Grace & Co (a)	1,205,127
28,211	Zep Inc	512,312

		10,920,960

Communications — 4.44%
64,520	EW Scripps Co Class A (a)	1,401,374
35,385	General Cable Corp	1,040,673
63,294	Harmonic Inc (a)	467,110
36,336	John Wiley & Sons Inc Class A	2,005,747
18,672	Liberty Ventures (a)	2,289,000
20,290	NETGEAR Inc (a)	668,353
72,632	Perficient Inc (a)	1,701,041
67,309	Safeguard Scientifics Inc (a)	1,352,238
61,612	West Corp	1,584,045

		12,509,581

Consumer, Cyclical — 12.33%
60,767	Barnes & Noble Inc (a)	908,467
73,978	Carmike Cinemas Inc (a)	2,059,547
20,119	Casey’s General Stores Inc	1,413,360
29,219	Churchill Downs Inc	2,619,483
21,269	Core-Mark Holding Co Inc	1,614,955
12,600	Cracker Barrel Old Country Store Inc	1,386,882
85,369	Dana Holding Corp	1,674,940
102,253	Diamond Resorts International Inc (a)	1,887,590
62,524	Fred’s Inc Class A	1,157,944
36,212	Genesco Inc (a)	2,645,649
35,632	HSN Inc	2,219,874
91,064	Knoll Inc	1,667,382
34,134	La-Z-Boy Inc	1,058,154
48,671	Marriott Vacations Worldwide Corp (a)	2,567,882
80,842	National CineMedia Inc	1,613,606
43,307	Remy International Inc	1,009,919
56,955	Rush Enterprises Inc Class A (a)	1,688,716
63,608	Sally Beauty Holdings Inc (a)	1,922,870
58,163	Six Flags Entertainment Corp	2,141,562
26,441	Tenneco Inc (a)	1,495,767

		34,754,549

Consumer, Non-cyclical — 14.67%
146,357	ACCO Brands Corp (a)	983,519
48,382	Avis Budget Group Inc (a)	1,955,600
50,353	Bio-Reference Labs Inc (a)(b)	1,286,016
99,521	Convergys Corp	2,094,917
68,440	Euronet Worldwide Inc (a)	3,274,854

Shares		Fair Value

Consumer, Non-cyclical — (continued)
33,147	H&E Equipment Services Inc (a)	$982,146
40,921	Hanger Inc (a)	1,609,832
16,051	Ingredion Inc	1,098,852
9,745	Insperity Inc	352,087
11,042	J&J Snack Foods Corp	978,211
53,567	Jarden Corp (a)	3,286,336
94,919	KAR Auction Services Inc	2,804,856
60,209	Live Nation Entertainment Inc (a)	1,189,730
31,872	Macquarie Infrastructure Co LLC	1,734,793
26,145	Mallinckrodt PLC (a)	1,366,338
30,003	McGrath RentCorp	1,194,119
25,198	MEDNAX Inc (a)	1,345,069
52,061	Performant Financial Corp (a)	536,228
27,527	Rent-A-Center Inc	917,750
62,381	Rollins Inc	1,889,521
65,858	Spartan Stores Inc	1,599,032
29,657	SurModics Inc (a)	723,334
21,855	Teleflex Inc	2,051,310
46,833	Viad Corp	1,301,021
25,003	WellCare Health Plans Inc (a)	1,760,711
30,614	WEX Inc (a)	3,031,704

		41,347,886

Energy — 4.32%
93,343	EPL Oil & Gas Inc (a)	2,660,275
113,187	Helix Energy Solutions Group Inc (a)	2,623,675
306,735	Parker Drilling Co (a)	2,493,756
69,000	Primoris Services Corp	2,147,970
98,079	SunCoke Energy Inc (a)	2,237,182

		12,162,858

Financial — 27.38%
33,709	American Campus Communities Inc REIT	1,085,767
102,948	Ares Capital Corp	1,829,386
113,074	BancorpSouth Inc	2,874,341
114,532	BioMed Realty Trust Inc REIT	2,075,320
109,266	Capitol Federal Financial Inc	1,323,211
133,301	Cathay General Bancorp	3,563,136
31,338	City National Corp	2,482,596
9,686	Credit Acceptance Corp (a)	1,259,083
151,402	CubeSmart REIT	2,413,348
96,672	CVB Financial Corp	1,650,191
62,612	DFC Global Corp (a)	716,907
29,587	DuPont Fabros Technology Inc REIT	731,095
87,084	Employers Holdings Inc	2,756,209
20,223	Federal Agricultural Mortgage Corp Class C	692,638
140,749	Fifth Street Finance Corp	1,301,928
98,316	First Financial Bancorp	1,713,648
23,257	First Financial Bankshares Inc (b)	1,542,404
69,616	HCC Insurance Holdings Inc	3,212,082
78,663	Hercules Technology Growth Capital Inc (b)	1,290,073
317,775	Hersha Hospitality Trust REIT	1,770,007
24,237	Home Properties Inc REIT	1,299,588

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Financial — (continued)
31,214	Iberiabank Corp	$	1,961,800
34,011	MarketAxess Holdings Inc		2,274,316
31,152	Mid-America Apartment Communities Inc REIT		1,892,172
41,079	National Retail Properties Inc REIT (b)		1,245,926
69,962	Omega Healthcare Investors Inc REIT (b)		2,084,868
64,488	PacWest Bancorp (b)		2,722,683
48,934	Pinnacle Financial Partners Inc		1,591,823
50,789	Popular Inc (a)		1,459,168
44,683	Potlatch Corp REIT		1,865,068
43,261	ProAssurance Corp		2,097,293
40,250	Prosperity Bancshares Inc		2,551,448
26,124	Reinsurance Group of America Inc		2,022,259
133,422	Retail Opportunity Investments Corp REIT (b)		1,963,972
28,799	Signature Bank (a)		3,093,589
38,637	Sovran Self Storage Inc REIT		2,517,973
52,581	Stifel Financial Corp (a)		2,519,682
35,007	Texas Capital Bancshares Inc (a)		2,177,435
92,179	Tristate Capital Holdings Inc (a)		1,093,243
52,893	Wintrust Financial Corp		2,439,425

			77,157,101

Industrial — 21.33%
33,815	Actuant Corp Class A		1,238,982
16,968	Alamo Group Inc		1,029,788
47,719	Albany International Corp Class A		1,714,544
79,822	Altra Industrial Motion Corp		2,731,509
30,967	Armstrong World Industries Inc (a)		1,784,009
53,552	AZZ Inc		2,616,551
33,087	Belden Inc		2,330,979
31,353	Bristow Group Inc		2,353,356
73,536	Checkpoint Systems Inc (a)		1,159,663
22,779	Cognex Corp (a)		869,702
69,512	Darling International Inc (a)		1,451,411
20,446	DXP Enterprises Inc (a)		2,355,379
30,976	EnerSys Inc		2,171,108
13,426	Genesee & Wyoming Inc Class A (a)		1,289,567
28,890	Global Power Equipment Group Inc		565,377
38,502	Haynes International Inc		2,126,850
83,288	John Bean Technologies Corp		2,442,837
27,354	Kirby Corp (a)		2,714,885
32,729	Littelfuse Inc		3,041,506
24,654	Masonite International Corp (a)		1,479,240
50,472	Methode Electronics Inc		1,725,638
58,368	MYR Group Inc (a)		1,463,869
59,472	Old Dominion Freight Line Inc (a)		3,153,205
67,908	Raven Industries Inc		2,793,735
38,367	RBC Bearings Inc (a)		2,714,465
35,407	Rogers Corp (a)		2,177,531
59,847	Trimas Corp (a)		2,387,297
146,396	Vishay Intertechnology Inc (a)		1,941,211
36,448	Wabtec Corp		2,706,993

Shares			Fair Value

Industrial — (continued)
36,456	Waste Connections Inc	$	1,590,575

			60,121,762

Technology — 5.32%
79,679	Magnachip Semiconductor Corp (a)		1,553,740
79,470	MedAssets Inc (a)		1,575,890
32,257	Monotype Imaging Holdings Inc		1,027,708
111,166	QLogic Corp (a)		1,315,094
67,401	Semtech Corp (a)		1,703,897
49,183	SS&C Technologies Holdings Inc (a)		2,176,840
62,048	Synchronoss Technologies Inc (a)		1,927,831
136,064	Teradyne Inc (a)		2,397,448
30,304	Verint Systems Inc (a)		1,301,254

			14,979,702

Utilities — 3.37%
61,801	ALLETE Inc		3,082,634
12,716	ITC Holdings Corp		1,218,447
23,903	Middlesex Water Co		500,529
50,088	NorthWestern Corp		2,169,812
64,858	UIL Holdings Corp		2,513,247

			9,484,669

TOTAL COMMON STOCK — 97.03% (Cost $175,262,352)		$	273,439,068

EXCHANGE TRADED FUNDS
18,534	iShares Russell 2000 ETF		2,137,155

TOTAL EXCHANGE TRADED FUNDS — 0.76% (Cost $2,093,728)		$	2,137,155

Principal Amount

SHORT TERM INVESTMENTS

Reverse Repurchase Agreements — 2.66%
$ 1,779,197	Undivided interest of 3.66% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $1,779,197 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (c)		1,779,197

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 1,779,196	Undivided interest of 4.43% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $1,779,196 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (c)	$	1,779,196

374,565	Undivided interest of 4.55% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $374,565 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% -9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (c)(d)		374,565

1,779,196	Undivided interest of 7.39% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $1,779,196 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974. (c)		1,779,196

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 1,779,196	Undivided interest of 9.95% in a reverse repurchase agreement (principal amount/value $17,874,453 with a maturity value of $17,874,463) with Citigroup Global Markets Inc, 0.01%, dated 12/31/13 to be repurchased at $1,779,196 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.25%, 2/18/14 - 5/4/37, with a value of $18,231,949. (c)	$	1,779,196

TOTAL SHORT TERM INVESTMENTS — 2.66% (Cost $7,491,350)		$	7,491,350

TOTAL INVESTMENTS — 100.45% (Cost $184,847,430)		$	283,067,573

OTHER ASSETS & LIABILITIES, NET — (0.45)%		$	(1,256,763)

TOTAL NET ASSETS — 100.00%		$	281,810,810

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2013.
(c)	Collateral received for securities on loan.
(d)	The rate of the reverse repurchase agreement was less than 0.01%.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Loomis Sayles Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $7,326,812 of securities on loan)(a)	$275,576,223
Reverse repurchase agreements, fair value(b)	7,491,350
Cash	7,747,360
Subscriptions receivable	160,301
Receivable for investments sold	160,222
Dividends receivable	300,836

Total Assets	291,436,292

LIABILITIES:
Payable to investment adviser	265,587
Payable upon return of securities loaned	7,491,350
Redemptions payable	1,607,197
Payable for investments purchased	261,348

Total Liabilities	9,625,482

NET ASSETS	$281,810,810

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,022,344
Paid-in capital in excess of par	179,385,073
Net unrealized appreciation on investments	98,220,143
Accumulated net realized gain on investments	3,183,250

NET ASSETS	$281,810,810

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	10,223,439

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$27.57

(a) Cost of investments	$177,356,080
(b) Cost of reverse repurchase agreements	$7,491,350

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Loomis Sayles Small Cap Value Fund

INVESTMENT INCOME:
Interest	$883
Income from securities lending	47,400
Dividends	3,689,247

Total Income	3,737,530

EXPENSES:
Management fees	2,521,722
Audit fees	20,667
Bank and custodian fees	42,208
Investment administration fees	100,579
Other	56,111

Total Expenses	2,741,287

Less amount reimbursed by investment adviser	15,364

Net Expenses	2,725,923

NET INVESTMENT INCOME	1,011,607

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	25,799,588
Net change in unrealized appreciation on investments	48,727,449

Net Realized and Unrealized Gain on Investments	74,527,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,538,644

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Loomis Sayles Small Cap Value Fund

OPERATIONS:
Net investment income	$1,011,607	$1,912,538
Net realized gain on investments	25,799,588	8,841,606
Net change in unrealized appreciation on investments	48,727,449	20,652,153

Net Increase in Net Assets Resulting from Operations	75,538,644	31,406,297

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,578,044)	(1,705,932)
From net realized gains	(23,684,828)	(5,201,391)

Total Distributions	(25,262,872)	(6,907,323)

CAPITAL SHARE TRANSACTIONS:
Shares sold	73,289,252	60,716,313
Shares issued in reinvestment of distributions	25,262,872	6,907,323
Shares redeemed	(89,896,303)	(62,324,023)

Net Increase in Net Assets Resulting from Capital Share Transactions	8,655,821	5,299,613

Total Increase in Net Assets	58,931,593	29,798,587

NET ASSETS:
Beginning of year	222,879,217	193,080,630

End of year	$281,810,810	$222,879,217

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,807,894	2,807,352
Shares issued in reinvestment of distributions	922,222	312,653
Shares redeemed	(3,432,297)	(2,854,543)

Net Increase	297,819	265,462

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013	2012	2011	2010	2009
Great-West Loomis Sayles Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$22.45	$19.99	$20.44	$16.56	$13.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11 (a)	0.20 (a)	0.04	0.08	0.06
Net realized and unrealized gain (loss)	7.68	2.97	(0.45)	3.88	3.56

Total From Investment Operations	7.79	3.17	(0.41)	3.96	3.62

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.18)	(0.04)	(0.08)	(0.06)
From net realized gains	(2.50)	(0.53)	–	–	–

Total Distributions	(2.67)	(0.71)	(0.04)	(0.08)	(0.06)

NET ASSET VALUE, END OF YEAR	$27.57	$22.45	$19.99	$20.44	$16.56

TOTAL RETURN(b) (c)	34.87%	15.92%	(2.03% )	23.99%	27.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$281,811	$222,879	$193,081	$176,384	$227,034
Ratio of expenses to average net assets
Before reimbursement	1.09%	1.08%	1.11%	1.12%	1.08%
After reimbursement	1.08%	1.08%	1.10%	1.12%	1.08%
Ratio of net investment income to average net assets
Before reimbursement	0.39%	0.90%	0.29%	0.53%	0.49%
After reimbursement	0.40%	0.91%	0.30%	0.53%	0.49%
Portfolio turnover rate	27%	27%	48%	54%	58%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  Annual Report - December 31, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:

Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$269,059,822	$—	$—	$269,059,822
Exchange Traded Funds	2,137,155	—	—	2,137,155
Foreign Common Stock	4,379,246	—	—	4,379,246
Short Term Investments	—	7,491,350	—	7,491,350

Total Investments	$275,576,223	$7,491,350	$0	$283,067,573

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  Annual Report - December 31, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$566,437	$(566,437)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$1,578,044	$1,669,705
Long-term capital gain	23,684,828	5,237,618

	$25,262,872	$6,907,323

  Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$493,511
Undistributed capital gains	2,496,711

Net accumulated earnings	2,990,222

Net unrealized appreciation on investments	98,413,171
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$101,403,393

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $64,979,106 and $80,097,724, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

  Annual Report - December 31, 2013

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $184,654,402. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $101,345,226 and gross depreciation of investments in which there was an excess of tax cost over value of $2,932,055 resulting in net appreciation of $98,413,171.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $7,326,812 and received collateral of $7,491,350 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Loomis Sayles Small Cap Value Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Loomis Sayles Small Cap Value Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

  Annual Report - December 31, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road,	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity	N/A	N/A

Greenwood Village, CO 80111 1967		Financial Officer)

Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,00 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1 1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)         (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014